Acquisitions - Intangible Assets (Details) - USD ($) $ in Millions	Aug. 30, 2021	Aug. 09, 2021	Aug. 17, 2020	Mar. 11, 2020	Jul. 08, 2019	Feb. 04, 2019
L&M | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount	$ 18.6
Amortization Period	10 years
Discount Rate	15.50%
Attrition Rate	15.00%
L&M | Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount	$ 0.1
Amortization Period	5 years
Discount Rate	15.50%
L&M | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount	$ 0.3
Amortization Period	2 years
Discount Rate	15.50%
Pacific Pipe | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount		$ 45.9
Amortization Period		10 years
Discount Rate		11.50%
Attrition Rate		10.00%
Pacific Pipe | Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount		$ 0.3
Amortization Period		5 years
Discount Rate		11.50%
Pacific Pipe | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount		$ 0.5
Amortization Period		2 years
Discount Rate		11.50%
R&B | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount				$ 113.7
Amortization Period				15 years
Discount Rate				10.00%
Attrition Rate				7.50%
R&B | Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount				$ 0.4
Amortization Period				5 years
Discount Rate				10.00%
R&B | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount				$ 0.4
Amortization Period				1 year
Discount Rate				10.00%
Water Works Supply Co | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount			$ 6.1
Amortization Period			10 years
Discount Rate			13.00%
Attrition Rate			15.00%
Long Island Pipe Acquisition | Customer relationships—retail
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount					$ 89.7
Amortization Period					10 years
Discount Rate					14.00%
Attrition Rate					12.50%
Long Island Pipe Acquisition | Customer relationships—distribution
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount					$ 2.8
Amortization Period					15 years
Discount Rate					14.00%
Attrition Rate					5.00%
Long Island Pipe Acquisition | Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount					$ 1.0
Amortization Period					5 years
Discount Rate					14.00%
Long Island Pipe Acquisition | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount					$ 0.7
Amortization Period					2 years
Discount Rate					14.00%
Maskell Pipe & Supply Acquisition | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Asset Amount						$ 5.1
Amortization Period						10 years
Discount Rate						13.00%
Attrition Rate						12.50%